Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of significant accounting policies (Textual)
Maturity of all highly liquid investments			Three months or less		Three months or less
Percentage of contract value that recognizes at the completion of the planning phase			50.00%		50.00%
Percentage of engagement fee due and non-refundable as per clause			50.00%		50.00%
Percentage of contract value recognized at completion of field work phase			40.00%		40.00%
Remaining percentage of contract value that recognize at completion of report phase			10.00%		10.00%
Allowance for doubtful accounts receivable	$ 0		$ 0		$ 0	$ 0
Estimated useful asset lives			5 to 39 years		5 to 39 years
Advertising and marketing expenses	41,000	39,000	78,000	58,000	116,000	42,000
Deferred tax asset	556,929		556,929
Cumulative C Corporation losses	$ 1,428,024		$ 1,428,024
Number of operating segments			1		1